(Loss) / Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2025
(Loss) / Earnings per Share [Abstract]
(Loss) / Earnings per Share
The calculation of net income per common share is summarized below:

	June 30,
	2025	2024

Net (loss) / income	$(3,967)	$24,288
Less: Dividends to non-vested participating securities	(66)	(246)
Less: Undistributed earnings to non-vested participating securities	-	(936)
Net (loss) / income attributable to common shareholders, basic	$(4,033)	$23,106

Undistributed earnings to non-vested participating securities	-	936
Undistributed earnings reallocated to non-vested participating securities	-	(930)
Net (loss) / income attributable to common shareholders, diluted	$(4,033)	$23,112

Weighted average number of common shares outstanding, basic	20,255,507	19,533,621
Effect of dilutive securities:
Warrants	-	125,749
Weighted average number of common shares outstanding, diluted	20,255,507	19,659,370

Net (loss) / income per share attributable to common shareholders, basic	$(0.20)	$1.18
Net (loss) / income per share attributable to common shareholders, diluted	$(0.20)	$1.18